W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com

                                 June 30, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Pre-Effective Amendment No. 1 for
     First MetLife Investors Insurance Company
     First MetLife Investors Variable Annuity Account One
     File No. 333-148873

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we have attached for filing under the Securities Act of 1933 (the "1933 Act") Pre-Effective Amendment No. 1 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts (the "Contracts") issued through the Account. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the Staff on the initial registration statement. This filing has been marked to show changes from the initial registration statement.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590 or Lisa Flanagan at (202) 383-0698.

Sincerely,



W. Thomas Conner

cc:Paula Minella, Esq.
   Lisa Flanagan, Esq.